Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (16.3%)

	Airlines (0.3%)
199,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$197,864
1,125,641	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,089,958
606,886	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	612,421
1,299,480	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,146,622
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
810,333	5.500%, 04/20/26	799,062
295,000	5.750%, 04/20/29	286,182
1,238,044	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,111,132
1,281,692	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,292,202
1,570,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,589,010

		8,124,453

	Communication Services (1.7%)
700,000	Altice France Holding, SA* 10.500%, 05/15/27	297,311
1,400,000	Altice France, SA* 5.500%, 10/15/29	995,568
1,415,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,261,076
1,124,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,127,069
1,270,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	1,006,297
	Audacy Capital Corp.*
1,479,000	6.750%, 03/31/29	32,316
538,000	6.500%, 05/01/27	12,939
890,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	731,162
1,815,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,418,731
	CSC Holdings, LLC*
1,940,000	5.500%, 04/15/27	1,665,956
1,800,000	5.375%, 02/01/28	1,504,566
1,800,000	4.625%, 12/01/30	909,936
1,395,000	4.500%, 11/15/31	1,002,252
1,250,000	5.750%, 01/15/30	648,887
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
825,000	6.625%, 08/15/27	24,379
656,000	5.375%, 08/15/26	20,913
1,633,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	1,475,562

PRINCIPAL AMOUNT		VALUE
810,000	Embarq Corp. 7.995%, 06/01/36	$460,493
1,210,000	Frontier California, Inc. 6.750%, 05/15/27	1,117,992
	Frontier Communications Holdings, LLC*
749,000	5.000%, 05/01/28	635,429
298,000	8.750%, 05/15/30	287,475
1,333,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,251,047
1,785,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,613,729
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	887,788
301,000	5.250%, 12/01/27	289,571
	iHeartCommunications, Inc.
450,000	8.375%, 05/01/27	308,250
450,000	5.250%, 08/15/27*	355,063
	Intelsat Jackson Holdings, SA@&
900,000	0.000%, 07/15/25*	1
585,000	0.000%, 08/01/23	1
1,480,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,390,593
875,638	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	304,258
	Lumen Technologies, Inc.
900,000	7.600%, 09/15/39	330,831
600,000	4.000%, 02/15/27*	394,800
596,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	491,801
1,102,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	910,362
419,000	Qwest Corp. 7.250%, 09/15/25	409,221
235,000	Rogers Communications, Inc.*‡ 5.250%, 03/15/82 5 year CMT + 3.59%	217,041
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	491,747
295,000	5.375%, 01/15/31	224,808
985,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	824,258
	Sirius XM Radio, Inc.*
1,500,000	5.500%, 07/01/29	1,372,500
1,185,000	4.000%, 07/15/28	1,032,325
585,000	3.125%, 09/01/26	527,711
298,000	3.875%, 09/01/31	233,608
1,084,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	751,678
3,045,000	Sprint, LLC 7.125%, 06/15/24	3,074,323
1,045,000	Stagwell Global, LLC* 5.625%, 08/15/29	890,476
1,350,000	TEGNA, Inc. 4.625%, 03/15/28	1,217,106
880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	712,545
1,196,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	718,270

See accompanying Notes to Schedule of Investments

1

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
480,000	Time Warner Cable, LLC 7.300%, 07/01/38	$489,994
1,955,000	United States Cellular Corp.^ 6.700%, 12/15/33	1,692,287
450,000	Univision Communications, Inc.* 8.000%, 08/15/28	453,834
125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	128,180

		40,626,316

	Consumer Discretionary (3.3%)
1,435,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,458,161
1,505,000	Adient Global Holdings Company* 8.250%, 04/15/31	1,547,637
943,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	898,358
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
1,043,000	4.625%, 08/01/29	904,302
856,000	6.625%, 01/15/28	825,946
1,487,000	At Home Group, Inc.* 4.875%, 07/15/28	864,750
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,584,648
1,475,000	6.875%, 11/01/35	1,369,877
800,000	Benteler International AG* 10.500%, 05/15/28	818,408
	Caesars Entertainment Corp.*^
728,000	4.625%, 10/15/29	641,514
605,000	8.125%, 07/01/27	621,837
	Carnival Corp.*
601,000	4.000%, 08/01/28	534,914
596,000	7.625%, 03/01/26	588,753
582,000	10.500%, 02/01/26	613,678
1,385,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,202,097
900,000	Carvana Company* 4.875%, 09/01/29	559,013
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,900,000	5.125%, 05/01/27	3,662,607
1,370,000	6.375%, 09/01/29	1,310,967
1,300,000	4.750%, 03/01/30	1,127,191
1,198,000	4.250%, 02/01/31	984,924
620,000	5.000%, 02/01/28	573,847
600,000	4.500%, 08/15/30	508,152
596,000	4.750%, 02/01/32	494,179
596,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	554,316
900,000	Cedar Fair, LP^ 5.250%, 07/15/29	809,019
600,000	Churchill Downs, Inc.* 6.750%, 05/01/31	587,214
	Dana, Inc.
985,000	4.250%, 09/01/30	846,135
896,000	4.500%, 02/15/32^	752,756
	DISH DBS Corp.
1,495,000	5.250%, 12/01/26*	1,227,649
926,000	7.750%, 07/01/26	600,381
739,000	7.375%, 07/01/28	416,729
590,000	5.125%, 06/01/29	298,605

PRINCIPAL AMOUNT		VALUE
1,200,000	DISH Network Corp.* 11.750%, 11/15/27	$1,208,544
1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,359,949
1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,161,269
1,240,000	Ford Motor Company^ 6.100%, 08/19/32	1,200,655
2,300,000	Ford Motor Credit Company, LLC 7.350%, 11/04/27	2,366,194
1,885,000	4.000%, 11/13/30	1,626,661
1,555,000	7.200%, 06/10/30	1,599,535
1,450,000	5.113%, 05/03/29	1,354,358
1,000,000	2.900%, 02/16/28	862,000
525,000	7.350%, 03/06/30	544,063
300,000	4.950%, 05/28/27	285,486
447,000	Gap, Inc.* 3.875%, 10/01/31	320,043
60,000	3.625%, 10/01/29	44,758
185,000	General Motors Financial Company, Inc.‡ 5.700%, 09/30/30^ 5 year CMT + 5.00%	166,794
155,000	6.500%, 09/30/28 3 mo. LIBOR + 3.44%	139,207
	goeasy, Ltd.*
2,050,000	5.375%, 12/01/24	2,001,025
1,111,000	4.375%, 05/01/26	1,018,365
511,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	452,312
1,280,000	Guitar Center, Inc.* 8.500%, 01/15/26	1,179,187
	International Game Technology, PLC*
1,500,000	6.250%, 01/15/27	1,502,580
400,000	4.125%, 04/15/26	381,092
745,000	Kohl’s Corp. 5.550%, 07/17/45	485,554
1,200,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,219,956
1,175,000	Liberty Interactive, LLC 8.250%, 02/01/30	440,625
	Life Time, Inc.*
1,159,000	8.000%, 04/15/26	1,161,121
600,000	5.750%, 01/15/26	589,092
450,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	465,017
767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	743,484
780,000	M/I Homes, Inc. 3.950%, 02/15/30	681,603
	Macy’s Retail Holdings, LLC
1,992,000	6.700%, 07/15/34*	1,658,938
600,000	4.300%, 02/15/43	377,664
1,375,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,228,356
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,351,642
869,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	796,856
	Newell Brands, Inc.^
300,000	6.375%, 09/15/27	295,146
148,000	6.625%, 09/15/29	148,352

See accompanying Notes to Schedule of Investments

2

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Nordstrom, Inc.
600,000	5.000%, 01/15/44	$409,458
551,000	4.250%, 08/01/31	435,351
1,370,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	1,133,250
	PetSmart, Inc. / PetSmart Finance Corp.*
750,000	7.750%, 02/15/29	732,907
375,000	4.750%, 02/15/28	344,550
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,278,151
3,380,000	Rite Aid Corp.* 8.000%, 11/15/26	1,693,617
600,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	608,784
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,393,264
2,400,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	2,298,504
1,348,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	1,156,395
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	784,143
2,430,000	Station Casinos, LLC* 4.500%, 02/15/28	2,207,169
707,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	690,675
300,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	308,442
1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,153,742
600,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	603,816
1,200,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	1,235,904
400,000	6.875%, 04/14/28	406,624

		81,080,793

	Consumer Staples (0.6%)
1,335,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	1,340,434
1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,138,411
1,349,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,181,292
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29^	1,428,113
298,000	6.500%, 12/31/27	291,280
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,770,000	5.500%, 01/15/30	1,713,555
740,000	5.125%, 02/01/28	719,872
440,000	5.750%, 04/01/33	422,668
125,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	103,444
751,000	New Albertsons, LP 7.750%, 06/15/26	778,111

PRINCIPAL AMOUNT		VALUE
1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	$1,058,925
	Pilgrim’s Pride Corp.
950,000	5.875%, 09/30/27*	939,142
900,000	4.250%, 04/15/31	777,852
505,000	Post Holdings, Inc.* 5.750%, 03/01/27	495,400
1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	947,633
715,000	United Natural Foods, Inc.* 6.750%, 10/15/28	596,746
1,857,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,619,843

		15,552,721

	Energy (1.8%)
1,198,000	Antero Resources Corp.* 5.375%, 03/01/30	1,117,638
1,187,000	Apache Corp. 5.100%, 09/01/40	1,009,247
	Buckeye Partners, LP
900,000	3.950%, 12/01/26	829,845
600,000	5.850%, 11/15/43	464,634
1,670,000	Callon Petroleum Company*^ 7.500%, 06/15/30	1,623,758
591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	556,840
892,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	888,833
330,000	Civitas Resources, Inc.* 8.750%, 07/01/31	341,738
	Continental Resources, Inc.*
900,000	2.875%, 04/01/32	700,443
610,000	5.750%, 01/15/31	591,151
921,000	DT Midstream, Inc.* 4.125%, 06/15/29	817,655
	Earthstone Energy Holdings, LLC*
1,176,000	8.000%, 04/15/27	1,171,155
450,000	9.875%, 07/15/31	465,597
	Enbridge, Inc.‡
901,000	7.375%, 01/15/83 5 year CMT + 3.71%	893,738
310,000	5.750%, 07/15/80 5 year CMT + 5.31%	284,028
	Energy Transfer, LP‡
1,735,000	8.651%, 11/01/66 3 mo. SOFR + 3.28%	1,392,025
1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	926,431
	EnLink Midstream Partners, LP
1,775,000	9.618%, 08/31/23‡ 3 mo. LIBOR + 4.11%	1,536,049
1,285,000	4.850%, 07/15/26	1,249,881
745,000	Enlink Midstream, LLC* 6.500%, 09/01/30	751,489
	Enterprise Products Operating, LLC‡
80,000	5.250%, 08/16/77 3 mo. SOFR + 3.29%	71,145
75,000	8.304%, 08/16/77 3 mo. LIBOR + 2.99%	74,961
1,370,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,393,934
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,173,000	6.250%, 05/15/26^	1,126,467

See accompanying Notes to Schedule of Investments

3

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
300,000	8.875%, 04/15/30	$299,643
	Gulfport Energy Corp.
1,190,000	8.000%, 05/17/26*	1,206,220
1,000,000	6.375%, 05/15/25&	1
305,622	8.000%, 05/17/26	309,788
1,670,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,544,650
894,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	867,207
1,162,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,139,550
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27	586,650
540,000	7.500%, 01/15/26	506,050
900,000	Nabors Industries, Inc.* 7.375%, 05/15/27	881,298
900,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	829,512
	New Fortress Energy, Inc.*
1,191,000	6.750%, 09/15/25	1,134,928
589,000	6.500%, 09/30/26	541,073
1,270,000	Parkland Corp.*~ 5.875%, 07/15/27	1,236,091
1,196,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,109,792
1,390,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. LIBOR + 4.11%	1,262,829
1,070,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	984,282
	Southwestern Energy Company
600,000	5.375%, 02/01/29	567,594
593,000	4.750%, 02/01/32	528,820
298,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	265,324
1,502,000	Transocean, Inc.* 8.750%, 02/15/30	1,559,827
	Venture Global Calcasieu Pass, LLC*
750,000	6.250%, 01/15/30	734,078
300,000	4.125%, 08/15/31	254,901
300,000	3.875%, 08/15/29	260,352
	Venture Global LNG, Inc.*
1,505,000	8.375%, 06/01/31	1,528,508
900,000	8.125%, 06/01/28	915,219
	Vital Energy, Inc.
685,000	7.750%, 07/31/29*	588,456
604,000	9.500%, 01/15/25^	603,565
1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,116,384
1,205,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,235,908

		44,877,182

	Financials (3.2%)
1,883,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	1,823,441

PRINCIPAL AMOUNT		VALUE
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	$1,785,601
1,892,000	AG Issuer, LLC* 6.250%, 03/01/28	1,830,510
195,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	149,196
2,100,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,000,061
140,000	Allstate Corp.‡ 5.750%, 08/15/53 3 mo. LIBOR + 2.94%	139,045
	Ally Financial, Inc.
1,782,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	1,359,648
850,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	600,057
489,000	8.000%, 11/01/31	519,347
250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. LIBOR + 2.87%	242,220
2,365,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,170,313
460,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	346,477
1,307,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,178,901
490,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	476,393
350,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	281,796
	Bank of America Corp.‡
439,000	6.125%, 04/27/27^ 5 year CMT + 3.23%	431,906
145,000	5.125%, 06/20/24 3 mo. SOFR + 3.55%3 mo. LIBOR + 3.03%3 mo. LIBOR + 3.03%	142,828
135,000	6.250%, 09/05/24 3 mo. SOFR + 3.97%	134,075
135,000	6.100%, 03/17/25 3 mo. SOFR + 4.16%	134,522
145,000	Bank of Montreal‡ 4.800%, 08/25/24 5 year CMT + 2.98%	129,782
763,000	Bank of New York Mellon Corp.‡ 4.700%, 09/20/25 5 year CMT + 4.36%	748,228
240,000	Bank of Nova Scotia‡ 3.625%, 10/27/81 5 year CMT + 2.61%	173,974
	BP Capital Markets, PLC‡
280,000	4.875%, 03/22/30 5 year CMT + 4.40%	260,728
145,000	4.375%, 06/22/25 5 year CMT + 4.04%	139,797
2,379,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	2,126,279
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
1,135,000	4.500%, 04/01/27	982,717

See accompanying Notes to Schedule of Investments

4

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
747,000	5.750%, 05/15/26	$701,567
1,200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	1,098,648
458,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	363,876
1,040,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	960,679
	Charles Schwab Corp.‡
325,000	4.000%, 06/01/26 5 year CMT + 3.17%	291,385
285,000	5.375%, 06/01/25 5 year CMT + 4.97%	279,482
147,000	4.000%, 12/01/30 10 year CMT + 3.08%	116,827
	Citigroup, Inc.‡
546,000	4.150%, 11/15/26 5 year CMT + 3.00%	459,683
509,000	3.875%, 02/18/26 5 year CMT + 3.42%	443,380
150,000	4.000%, 12/10/25 5 year CMT + 3.60%	134,760
450,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	348,309
145,000	Corebridge Financial, Inc. 6.875%, 12/15/52	141,252
	Credit Acceptance Corp.
1,500,000	6.625%, 03/15/26^	1,471,875
1,092,000	5.125%, 12/31/24*	1,070,924
	Discover Financial Services‡
245,000	6.125%, 06/23/25 5 year CMT + 5.78%	236,486
210,000	5.500%, 10/30/27 3 mo. SOFR + 3.34%	163,254
1,533,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,518,375
265,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01%	205,924
605,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	554,398
1,718,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,373,060
	Goldman Sachs Group, Inc.‡
500,000	4.400%, 02/10/25 5 year CMT + 2.85%	434,410
153,000	4.125%, 11/10/26 5 year CMT + 2.95%	131,170
1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,866,663
	HUB International, Ltd.*
1,785,000	5.625%, 12/01/29	1,597,861
1,277,000	7.000%, 05/01/26	1,275,710
	Huntington Bancshares, Inc.‡
350,000	4.450%, 10/15/27 7 year CMT + 4.05%	300,097
210,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	193,299

PRINCIPAL AMOUNT		VALUE
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	$724,349
1,913,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. LIBOR + 1.80%	1,386,925
	Iron Mountain, Inc.*
2,470,000	5.250%, 03/15/28	2,324,468
300,000	7.000%, 02/15/29	301,419
3,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,564,310
	JPMorgan Chase & Company‡
1,100,000	3.650%, 06/01/26^ 5 year CMT + 2.85%	985,072
135,000	6.125%, 04/30/24 3 mo. SOFR + 3.59%	134,474
180,000	KeyCorp‡ 5.000%, 09/15/26 3 mo. SOFR + 3.87%	145,681
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,306,000	5.250%, 10/01/25	2,211,223
596,000	4.750%, 06/15/29	502,803
1,680,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,104,634
	Level 3 Financing, Inc.*
1,607,000	3.400%, 03/01/27	1,419,945
1,250,000	4.250%, 07/01/28	886,650
600,000	4.625%, 09/15/27	456,828
420,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	337,386
892,000	LPL Holdings, Inc.* 4.000%, 03/15/29	800,347
	M&T Bank Corp.‡
145,000	6.450%, 02/15/24 3 mo. LIBOR + 3.61	140,409
85,000	5.125%, 11/01/26 3 mo. LIBOR + 3.52	71,981
80,000	5.000%, 08/01/24 5 year CMT + 3.17	70,647
280,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	273,283
	MetLife, Inc.
2,990,000	6.400%, 12/15/66	3,011,079
225,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	211,516
1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,466,000
120,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	115,618
	Navient Corp.
1,305,000	5.000%, 03/15/27	1,182,630
655,000	4.875%, 03/15/28	572,929
1,370,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,075,354
155,000	Northern Trust Corp.‡ 4.600%, 10/01/26 3 mo. LIBOR + 3.20	138,835

See accompanying Notes to Schedule of Investments

5

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	OneMain Finance Corp.
820,000	3.875%, 09/15/28	$676,311
599,000	7.125%, 03/15/26^	593,729
592,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	549,110
442,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	373,897
1,871,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,696,417
	PNC Financial Services Group, Inc.‡
440,000	6.000%, 05/15/27 5 year CMT + 3.00%	408,311
315,000	3.400%, 09/15/26 5 year CMT + 2.60%	242,040
140,000	6.200%, 09/15/27 5 year CMT + 3.24%	134,723
280,000	QBE Insurance Group, Ltd.*‡ 5.875%, 05/12/25 5 year CMT + 5.51%	269,998
1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,208,687
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
560,000	3.875%, 03/01/31	461,950
555,000	3.625%, 03/01/29	473,171
275,000	2.875%, 10/15/26	245,537
503,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. SOFR + 2.80%	489,872
1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,242,003
	Truist Financial Corp.‡
295,000	4.800%, 09/01/24 5 year CMT + 3.00%	263,706
285,000	4.950%, 09/01/25^ 5 year CMT + 4.61%	269,684
108,000	5.100%, 03/01/30 10 year CMT + 4.35	96,604
250,000	U.S. Bancorp^‡ 5.300%, 04/15/27 3 mo. SOFR + 3.18%	219,638
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,217,330
600,000	5.750%, 06/15/27	561,846
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
600,000	10.500%, 02/15/28	596,850
600,000	6.500%, 02/15/29	418,368
1,340,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,090,572
	Wells Fargo & Company‡
620,000	3.900%, 03/15/26 5 year CMT + 3.45%	556,940
147,000	7.625%, 09/15/28 5 year CMT + 3.61	151,254
1,255,000	XHR, LP* 6.375%, 08/15/25	1,238,698

		78,405,237

PRINCIPAL AMOUNT		VALUE
	Health Care (1.1%)
	Bausch Health Companies, Inc.*
2,370,000	11.000%, 09/30/28	$1,757,829
469,000	14.000%, 10/15/30	299,367
447,000	6.125%, 02/01/27	295,244
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,511,696
1,325,000	8.000%, 03/15/26	1,303,164
663,000	6.875%, 04/15/29	441,717
149,000	5.250%, 05/15/30	119,312
	DaVita, Inc.*
2,381,000	4.625%, 06/01/30	2,034,898
1,395,000	3.750%, 02/15/31	1,116,418
	Embecta Corp.*
894,000	5.000%, 02/15/30	738,453
298,000	6.750%, 02/15/30	263,101
	Encompass Health Corp.
600,000	4.750%, 02/01/30	546,882
600,000	4.500%, 02/01/28	558,186
1,369,000	HCA, Inc. 7.500%, 11/06/33	1,511,677
350,000	Jazz Securities DAC* 4.375%, 01/15/29	311,780
488,014	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	81,147
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29^	1,318,920
1,480,000	3.875%, 04/01/29	1,298,034
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31	1,867,338
500,000	4.125%, 04/30/28	448,475
1,251,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	648,556
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	2,661,735
1,575,000	6.875%, 11/15/31	1,578,748
	Teva Pharmaceutical Finance Netherlands III, BV
1,520,000	5.125%, 05/09/29^	1,397,807
1,100,000	4.750%, 05/09/27	1,025,277
535,000	3.150%, 10/01/26	484,384
250,000	7.875%, 09/15/29	260,685
200,000	8.125%, 09/15/31	212,074

		26,092,904

	Industrials (2.3%)
1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,164,893
1,170,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,134,315
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26 5 year CMT + 3.15%	1,104,067
320,000	4.650%, 06/15/26 5 year CMT + 4.08%	285,760
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	1,827,595
1,191,000	3.500%, 03/15/29	1,037,301
900,000	5.875%, 02/15/28	881,172

See accompanying Notes to Schedule of Investments

6

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,370,000	Allegiant Travel Company* 7.250%, 08/15/27	$1,356,642
295,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	281,834
670,000	Arcosa, Inc.* 4.375%, 04/15/29	607,429
3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,524,888
937,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	829,161
1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,081,785
	Cascades, Inc. / Cascades USA, Inc.*
600,000	5.375%, 01/15/28	567,546
600,000	5.125%, 01/15/26	578,874
297,000	Delta Air Lines, Inc. 7.375%, 01/15/26	308,607
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	285,855
1,565,000	Deluxe Corp.* 8.000%, 06/01/29	1,315,289
894,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	863,372
300,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	298,713
575,000	EnerSys* 4.375%, 12/15/27	534,267
733,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	645,399
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	723,240
551,000	3.500%, 03/01/29	482,296
1,303,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	1,109,752
2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,439,142
1,792,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,693,548
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,442,550
1,385,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,355,583
1,309,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	1,288,972
1,940,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,710,323
1,200,000	Knife River Holding Company* 7.750%, 05/01/31	1,229,112
598,000	MasTec, Inc.* 4.500%, 08/15/28	556,367
722,000	Moog, Inc.* 4.250%, 12/15/27	669,763
1,472,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	1,087,572
1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,026,034
450,000	OI European Group, BV* 4.750%, 02/15/30	408,411

PRINCIPAL AMOUNT		VALUE
1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	$1,240,085
1,783,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,551,745
600,000	QVC, Inc. 5.450%, 08/15/34	304,146
	Sealed Air Corp.*
933,000	6.125%, 02/01/28	932,104
298,000	5.000%, 04/15/29	278,547
650,000	Sensata Technologies, BV* 4.000%, 04/15/29	576,173
593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	501,797
	Sinclair Television Group, Inc.*
891,000	4.125%, 12/01/30	581,075
600,000	5.500%, 03/01/30	316,578
1,165,000	Standard Industries, Inc.* 5.000%, 02/15/27	1,117,305
100,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	76,539
957,000	Stericycle, Inc.* 3.875%, 01/15/29	846,438
879,000	STL Holding Company, LLC* 7.500%, 02/15/26	819,307
1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,195,584
	TransDigm, Inc.
1,539,000	6.250%, 03/15/26*	1,533,537
900,000	6.750%, 08/15/28*	905,553
875,000	7.500%, 03/15/27	874,851
890,000	Tronox, Inc.* 4.625%, 03/15/29	738,567
484,035	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	436,285
1,191,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,070,423
1,251,000	Wabash National Corp.* 4.500%, 10/15/28	1,056,057
1,050,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	994,917
283,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	289,288
	Williams Scotsman International, Inc.*
1,256,000	6.125%, 06/15/25	1,252,194
298,000	4.625%, 08/15/28	275,331

		56,501,855

	Information Technology (0.7%)
596,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	539,303
692,000	Coherent Corp.*^ 5.000%, 12/15/29	623,706
1,201,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,091,193
1,100,000	CommScope, Inc.* 4.750%, 09/01/29	847,682
733,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	743,350
596,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	528,724

See accompanying Notes to Schedule of Investments

7

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
586,000	Fair Isaac Corp.* 4.000%, 06/15/28	$538,622
1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,205,000
	MPH Acquisition Holdings, LLC*
1,300,000	5.750%, 11/01/28^	996,671
595,000	5.500%, 09/01/28	519,399
589,000	NCR Corp.* 5.125%, 04/15/29	527,715
886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	803,540
	Open Text Corp.*
855,000	3.875%, 02/15/28	762,403
600,000	6.900%, 12/01/27	613,944
447,000	3.875%, 12/01/29	378,430
447,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	371,564
590,000	Playtika Holding Corp.* 4.250%, 03/15/29	521,265
1,645,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,403,728
	Twilio, Inc.
830,000	3.625%, 03/15/29	714,215
298,000	3.875%, 03/15/31^	252,504
1,475,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,271,937
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,166,628

		16,421,523

	Materials (0.7%)
623,000	ArcelorMittal, SA^ 7.000%, 10/15/39	646,381
600,000	ATI, Inc. 5.875%, 12/01/27	586,242
295,000	Carpenter Technology Corp. 7.625%, 03/15/30	301,463
895,000	Chemours Company* 4.625%, 11/15/29	758,566
1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,666,601
900,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	877,797
	Commercial Metals Company
596,000	4.125%, 01/15/30	536,459
298,000	4.375%, 03/15/32	260,479
1,375,000	Constellium, SE*^ 3.750%, 04/15/29	1,197,199
886,000	HB Fuller Company 4.250%, 10/15/28	795,832
600,000	INEOS Finance, PLC* 6.750%, 05/15/28	572,610
900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	892,098
	Kaiser Aluminum Corp.*
1,350,000	4.625%, 03/01/28	1,214,001
149,000	4.500%, 06/01/31	122,283
297,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	249,697
1,566,000	Mercer International, Inc. 5.125%, 02/01/29	1,285,608
1,175,000	OCI, NV* 6.700%, 03/16/33	1,163,602

PRINCIPAL AMOUNT		VALUE
	Owens-Brockway Glass Container, Inc.*
900,000	7.250%, 05/15/31	$915,867
887,000	6.625%, 05/13/27	884,774
1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,217,165
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	346,709
		16,491,433

	Other (0.1%)
	Gen Digital, Inc.*
625,000	7.125%, 09/30/30^	630,475
625,000	6.750%, 09/30/27	627,756
		1,258,231

	Real Estate (0.2%)
953,000	EPR Properties 3.750%, 08/15/29	784,719
	Forestar Group, Inc.*
862,000	5.000%, 03/01/28	803,031
630,000	3.850%, 05/15/26	587,128
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	1,141,339
550,000	Service Properties Trust 5.250%, 02/15/26	502,661

		3,818,878

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30	1,027,844
596,000	4.625%, 01/15/29	522,942

		1,550,786

	Utilities (0.2%)
340,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	274,713
85,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68	69,117
140,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. LIBOR + 3.27%	137,606
235,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	207,284
	Dominion Energy, Inc.‡
250,000	4.650%, 12/15/24 5 year CMT + 2.99%	229,208
133,000	4.350%, 01/15/27 5 year CMT + 3.20%	114,376
	Duke Energy Corp.‡
330,000	4.875%, 09/16/24 5 year CMT + 3.39%	321,090
132,000	3.250%, 01/15/82 5 year CMT + 2.32%	98,479
220,000	Emera, Inc.‡ 6.750%, 06/15/76 3 mo. LIBOR + 5.44	214,548

See accompanying Notes to Schedule of Investments

8

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
288,000	National Rural Utilities Cooperative Finance Corp. 7.125%, 09/15/53	$290,013
150,000	5.250%, 04/20/46‡ 3 mo. LIBOR + 3.63%	141,236
320,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55%	272,352
591,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. LIBOR + 2.67% Sempra‡	535,671
220,000	4.875%, 10/15/25 5 year CMT + 4.55%	208,850
85,000	4.125%, 04/01/52 5 year CMT + 2.87%	69,798
362,000	Southern Company‡ 4.000%, 01/15/51 5 year CMT + 3.73%	339,299
95,000	3.750%, 09/15/51 5 year CMT + 2.92%	82,434
1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,396,140
625,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	563,487
340,000	8.000%, 10/15/26 5 year CMT + 6.93%	324,112
80,000	WEC Energy Group, Inc.‡ 7.433%, 05/15/67 3 mo. LIBOR + 2.11%	68,547

		5,958,360

	TOTAL CORPORATE BONDS (Cost $430,647,212)	396,760,672

CONVERTIBLE BONDS (19.7%)

	Communication Services (1.6%)
903,000	Cable One, Inc. 03/15/26	743,585
8,895,000	Liberty Media Corp.* 2.250%, 08/15/27	9,391,341
7,025,000	3.750%, 03/15/28	7,654,791
2,680,000	0.500%, 12/01/50	2,926,962
17,095,000	Live Nation Entertainment, Inc. 2.000%, 02/15/25	17,841,368

		38,558,047

	Consumer Discretionary (4.1%)
16,415,000	Airbnb, Inc. 03/15/26	14,773,664
9,550,000	Booking Holdings, Inc. 0.750%, 05/01/25	15,435,187
13,435,000	DISH Network Corp. 3.375%, 08/15/26	7,565,383
5,895,000	0.000%, 12/15/25	3,600,077
2,379,000	2.375%, 03/15/24	2,193,224
14,650,000	Ford Motor Company 0.000%, 03/15/26	14,998,523
7,670,000	Marriott Vacations Worldwide Corp. 01/15/26	7,269,243
2,705,000	Rivian Automotive, Inc.* 4.625%, 03/15/29	4,355,077
1,400,000	Royal Caribbean Cruises, Ltd.* 6.000%, 08/15/25	3,216,122

PRINCIPAL AMOUNT			VALUE
400,000		Tesla, Inc. 2.000%, 05/15/24	$5,186,064
9,760,000		Vail Resorts, Inc. 01/01/26	8,659,072
11,140,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	12,339,221

			99,590,857

		Energy (0.7%)
1,365,000		EQT Corp. 1.750%, 05/01/26	3,940,154
7,245,000		Nabors Industries, Inc.* 1.750%, 06/15/29	6,326,914
6,615,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	8,079,892

			18,346,960

		Financials (0.9%)
3,000,000		Ares Capital Corp. 4.625%, 03/01/24	3,063,930
4,500,000	EUR	JPMorgan Chase Bank NA 06/10/24	5,544,945
11,275,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	12,642,658

			21,251,533

		Health Care (2.0%)
8,820,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	8,612,201
13,555,000		Dexcom, Inc. 0.250%, 11/15/25	14,272,466
3,673,000		Envista Holdings Corp. 2.375%, 06/01/25	6,239,288
3,975,000		Integer Holdings Corp.* 2.125%, 02/15/28	4,869,812
7,755,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	8,059,539
7,755,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	7,162,363

			49,215,669

		Industrials (2.5%)
4,215,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	4,354,769
5,315,000		Granite Construction, Inc.* 3.750%, 05/15/28	5,843,098
13,520,000		John Bean Technologies Corp. 0.250%, 05/15/26	12,963,922
13,805,000		Middleby Corp. 1.000%, 09/01/25	17,409,210
5,470,000		Southwest Airlines Company^ 1.250%, 05/01/25	6,037,130
14,800,000		Uber Technologies, Inc. 12/15/25	14,176,476

			60,784,605

		Information Technology (4.8%)
4,230,000		Akamai Technologies, Inc. 0.375%, 09/01/27	4,169,553
7,838,000		BILL Holdings, Inc. 0.001%, 04/01/27	6,471,837
3,535,000		0.000%, 12/01/25	3,802,317
17,000,000		CyberArk Software, Ltd. 0.000%, 11/15/24	19,972,110
		Enphase Energy, Inc.
12,325,000		0.000%, 03/01/28	11,186,293
7,055,000		0.000%, 03/01/26	6,499,137

See accompanying Notes to Schedule of Investments

9

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
13,000,000	Microchip Technology, Inc. 0.125%, 11/15/24	$15,050,620
17,315,000	ON Semiconductor Corp.* 0.500%, 03/01/29	21,213,818
7,255,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	18,296,820
5,850,000	Tyler Technologies, Inc. 0.250%, 03/15/26	5,880,186
5,670,000	Wolfspeed, Inc.* 1.875%, 12/01/29	4,916,627

		117,459,318

	Materials (0.3%)
5,800,000	Glencore Funding, LLC 0.000%, 03/27/25	6,236,566

	Other (0.0%)
590,000	Multiplan Corp.* 6.000%, 10/15/27	402,539

	Real Estate (1.3%)
5,400,000EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	6,383,846
15,115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	13,200,534
12,285,000	Welltower OP, LLC* 2.750%, 05/15/28	12,552,322

		32,136,702

	Utilities (1.5%)
16,655,000	CMS Energy Corp.* 3.375%, 05/01/28	16,607,866
20,355,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	19,663,948

		36,271,814

	TOTAL CONVERTIBLE BONDS (Cost $486,369,900)	480,254,610

BANK LOANS (5.6%) ¡

	Airlines (0.1%)
940,500	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	975,374
976,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	1,019,310

		1,994,684

	Communication Services (0.8%)
2,000,000	APi Group DE, Inc.! 0.000%, 01/03/29	2,006,790
3,300,000	Charter Communications Operating LLC! 0.000%, 02/01/27	3,281,042
1,512,000	Clear Channel Outdoor Holdings, Inc.‡ 9.131%, 08/21/26 3 mo. SOFR + 3.50%	1,468,530
3,938	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	3,824

PRINCIPAL AMOUNT		VALUE
869,717	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	$792,064
1,602,797	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	1,595,288
1,755,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	966,505
2,000,000	Go Daddy Operating Company, LLC! 0.000%, 11/09/29	2,005,290
2,000,000	Match Group, Inc.! 0.000%, 02/13/27	1,995,000
2,000,000	Nexstar Broadcasting, Inc.! 0.000%, 09/18/26	2,002,340
330,644	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	331,031
600,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	369,054
598,950	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	599,513
2,000,000	Virgin Media Bristol, LLC! 0.000%, 01/31/28	1,950,880

		19,367,151

	Consumer Discretionary (1.0%)
2,000,000	Adient US LLC! 0.000%, 04/10/28	2,005,210
2,000,000	Aramark Services, Inc.! 0.000%, 06/22/30	2,000,000
1,197,000	Caesars Entertainment, Inc.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	1,199,244
1,197,000	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	1,198,125
2,200,000	KFC Holding Company‡ 7.094%, 03/15/28 1 mo. SOFR + 1.75%	2,197,250
722,390	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.75%	726,305
2,000,000	Murphy USA, Inc.! 0.000%, 01/31/28	2,010,000
605,880	PENN Entertainment, Inc. 8.169%, 05/03/29 1 mo. SOFR + 2.75%	605,880
2,000,000	Penn National Gaming, Inc! 0.000%, 05/03/29	2,000,000
1,989,132	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	1,985,214
2,956,235	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	2,958,866
1,105,000	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	1,150,393
2,000,000	Station Casinos, LLC! 0.000%, 02/08/27	1,995,770

See accompanying Notes to Schedule of Investments

10

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
751,249	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	$707,973
300,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	299,501
1,975,050	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	1,491,983

		24,531,714

	Consumer Staples (0.0%)
565,000	United Natural Foods, Inc.! 0.000%, 10/22/25	566,565

	Energy (0.1%)
1,197,000	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	1,192,014

	Financials (0.7%)
1,221,930	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	1,221,038
915,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	903,640
1,176,068	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	1,171,658
2,200,000	Avolon TLB Borrower 1 (US), LLC! 0.000%, 06/22/28	2,203,201
900,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	901,309
2,000,000	Castlelake Aviation Ltd.! 0.000%, 10/22/26	2,002,000
597,000	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	597,427
1,218,875	Hub International, Ltd.‡ 9.073%, 11/10/29 3 mo. SOFR + 4.00%	1,222,806
2,163,903	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	2,164,055
2,000,000	Jazz Financing Lux Sarl! 0.000%, 05/05/28	2,000,140
1,633,500	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	1,628,191

		16,015,465

	Health Care (0.9%)
2,079,766	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	1,983,577
1,724,243	Avantor Funding, Inc.‡ 7.669%, 11/08/27 1 mo. SOFR + 2.25%	1,726,838
285,000	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	233,441

PRINCIPAL AMOUNT		VALUE
2,200,000	DaVita, Inc.! 0.000%, 08/12/26	$2,177,824
2,000,000	Elanco Animal Health, Inc.! 0.000%, 08/01/27	1,972,980
2,000,000	Horizon Therapeutics USA, Inc.! 0.000%, 03/15/28	1,999,580
703,513	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	704,990
1,601,104	ICON Luxembourg Sarl! 0.000%, 07/03/28	1,604,466
2,000,000	IQVIA, Inc.! 0.000%, 06/11/25	2,003,300
1,118,060	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	849,553
2,000,000	Organon & Company‡ 8.257%, 06/02/28 1 mo. SOFR + 3.00%	1,997,130
1,261,176	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	1,221,241
2,000,000	Perrigo Investments, LLC! 0.000%, 04/20/29	1,992,500
398,996	PRA Health Sciences, Inc.! 0.000%, 07/03/28	399,834
175,281	PRA Health Sciences, Inc. 7.754%, 07/03/28 3 mo. SOFR + 2.25%	175,649
2,895,183	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	2,001,802

		23,044,705

	Industrials (1.0%)
588,000	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. LIBOR + 4.25%	507,591
737,550	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	738,866
2,000,000	Beacon Roofing Supply, Inc.! 0.000%, 05/19/28	2,002,190
2,200,000	Berry Global, Inc.! 0.000%, 07/01/26	2,200,946
2,618,863	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	2,630,320
855,000	ChampionX Corp.! 0.000%, 06/07/29	858,741
2,000,000	Emrld Borrower, LP! 0.000%, 05/31/30	2,003,760
758,248	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	759,674
2,000,000	H.B. Fuller Company! 0.000%, 02/15/30	2,008,550
2,000,000	Jeld-Wen, Inc.! 0.000%, 07/28/28	1,994,850
2,000,000	Scientific Games International, Inc.! 0.000%, 04/14/29	1,999,840

See accompanying Notes to Schedule of Investments

11

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,386,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	$1,385,889
646,750	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	651,196
2,000,000	TransDigm, Inc.! 0.000%, 08/24/28	2,004,220
1,800,000	United Airlines, Inc.! 0.000%, 04/21/28	1,805,625
1,167,015	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	1,170,662

		24,722,920

	Information Technology (0.2%)
1,180,171	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	1,178,702
990,690	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	991,002
391,650	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	391,834
3,099,982	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	3,103,082

		5,664,620

	Information Technology (0.2%)
298,500	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	298,981
1,167,097	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	1,167,277
2,000,000	Open Text Corp.! 0.000%, 01/31/30	2,005,630
1,202,317	SS&C Technologies, Inc.! 0.000%, 03/22/29	1,202,870
797,783	SS&C Technologies, Inc.! 0.000%, 03/22/29	798,150

		5,472,908

	Materials (0.4%)
550,963	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	551,195
237,037	American Axle and Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	237,137
2,200,000	Axalta Coating Systems U.S. Holdings, Inc.! 0.000%, 12/20/29	2,208,591
1,715,000	Chemours Company! 0.000%, 04/03/25	1,714,288
1,200,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	1,189,128
1,478,161	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	1,480,474

PRINCIPAL AMOUNT		VALUE
610,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	$608,856
592,500	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	587,810
598,473	Trinseo Materials Operating SCA! 0.000%, 05/03/28	477,241
1,175,627	WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	1,175,480

		10,230,200

	Special Purpose Acquisition Companies (0.2%)
1,075,000	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	1,042,530
589,050	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	584,476
296,250	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	293,573
1,265,438	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	1,250,948
1,191,000	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	1,029,227

		4,200,754

	TOTAL BANK LOANS (Cost $139,469,595)	137,003,700

U.S. GOVERNMENT AND AGENCY SECURITIES (2.7%)
	Other (2.7%)
	United States Treasury Note ^
30,400,000	2.500%, 05/31/24	29,685,719
36,945,000	2.250%, 03/31/24	36,199,606

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $67,296,246)	65,885,325

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.5%)

	Energy (0.0%)
28	Gulfport Energy Corp. 10.000%, 08/31/23 15.000% PIK rate	206,500

	Financials (0.7%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	3,992,919
1,450	Bank OZK 4.625%, 11/15/26	23,011
191,800	KKR & Company, Inc. 6.000%, 09/15/23	13,399,148

		17,415,078

See accompanying Notes to Schedule of Investments

12

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Industrials (0.1%)
46,187		Chart Industries, Inc. 6.750%, 12/15/25	$3,334,240

		Utilities (1.7%)
246,010		AES Corp. 6.875%, 02/15/24	21,055,996
84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§** 3.369%, 09/15/29	3,296,764
		NextEra Energy, Inc.
262,050		6.926%, 09/01/25	11,983,546
94,060		6.219%, 09/01/23	4,655,970

			40,992,276

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $63,040,361)	61,948,094

COMMON STOCKS (93.3%)

		Communication Services (9.5%)
661,840		Alphabet, Inc. - Class A^#	87,839,405
199,700		Alphabet, Inc. - Class C^#	26,582,067
25,095		Altice USA, Inc. - Class A#	85,072
264,885		AT&T, Inc.	3,846,130
411,425		Comcast Corp. - Class A	18,621,096
8,434		Cumulus Media, Inc. - Class A#	53,472
2		Frontier Communications Parent, Inc.^#	36
146,450		Meta Platforms, Inc. - Class A~#	46,658,970
32,360		Netflix, Inc.#	14,205,069
205,085	EUR	Orange, SA	2,318,247
135,860		T-Mobile U.S., Inc.#	18,717,432
149,335		Walt Disney Company#	13,274,388

			232,201,384

		Consumer Discretionary (10.5%)
688,315		Amazon.com, Inc.^#	92,013,949
137,124		Aptiv, PLC#	15,013,707
59,260		Carnival Corp.#	1,116,458
243,463		General Motors Company	9,341,675
52,240		Home Depot, Inc.	17,439,802
294,980		Las Vegas Sands Corp.#	17,642,754
41,620		Lowe’s Companies, Inc.	9,750,317
4,380	EUR	LVMH Moet Hennessy Louis Vuitton, SE	4,068,002
62,500		McDonald’s Corp.	18,325,000
162,800		NIKE, Inc. - Class B	17,971,492
107,325		Starbucks Corp.µ	10,901,000
132,450		Tesla, Inc.#	35,421,103
71,950		TJX Companies, Inc.µ	6,225,834

			255,231,093

		Consumer Staples (6.8%)
58,750		Altria Group, Inc.	2,668,425
459,960		Coca-Cola Company^	28,485,323
31,575		Costco Wholesale Corp.µ	17,703,155
47,280		Estee Lauder Companies, Inc. - Class A	8,510,400
113,665		Mondelez International, Inc. - Class A	8,425,986
149,110		Monster Beverage Corp.#	8,572,334
102,796		PepsiCo, Inc.^	19,270,138

NUMBER OF SHARES		VALUE
179,035	Philip Morris International, Inc.^	$17,853,370
203,745	Procter & Gamble Company~	31,845,344
52,650	Walgreens Boots Alliance, Inc.^µ	1,577,921
130,790	Walmart, Inc.µ	20,908,089

		165,820,485

	Energy (5.0%)
475,000	BP, PLC (ADR)	17,717,500
11,045	Chaparral Energy, Inc. - Class A&#	469,413
3,550	Chesapeake Energy Corp.	299,407
128,625	Chevron Corp.^µ	21,050,768
64,470	ConocoPhillips^	7,589,408
82,935	Energy Transfer, LP	1,102,206
49,155	Enterprise Products Partners, LP	1,303,099
7,920	EP Energy Corp.&#	55,440
317,920	Exxon Mobil Corp.	34,093,741
56,105	Hess Corp.	8,512,812
15,860	Magellan Midstream Partners, LP	1,051,042
80,370	Marathon Petroleum Corp.	10,690,817
24,975	Pioneer Natural Resources Company	5,636,108
219,710	Schlumberger, NV	12,817,881

		122,389,642

	Financials (11.5%)
35,430	Affiliated Managers Group, Inc.	4,912,015
59,230	American Express Company^	10,002,763
346,890	American International Group, Inc.^	20,910,529
29,983	Assurant, Inc.	4,033,013
663,370	Bank of America Corp.^~	21,227,840
71,870	Bank of New York Mellon Corp.^	3,260,023
10,715	BlackRock, Inc.µ	7,916,778
76,155	Chubb, Ltd.	15,566,844
231,670	Citigroup, Inc.	11,041,392
55,815	Discover Financial Services	5,891,273
27,300	Goldman Sachs Group, Inc.^	9,715,251
212,020	JPMorgan Chase & Company^	33,490,679
85,415	Marsh & McLennan Companies, Inc.	16,093,894
72,315	Mastercard, Inc. - Class A^	28,512,358
247,340	Morgan Stanley^	22,646,451
157,631	Starwood Property Trust, Inc.^	3,269,267
178,525	Visa, Inc. - Class A^	42,440,748
411,130	Wells Fargo & Company^µ	18,977,761

		279,908,879

	Health Care (12.8%)
82,820	Abbott Laboratories~	9,220,351
118,475	AbbVie, Inc.	17,721,490
124,060	Alcon, Inc.	10,535,175
267,298	Boston Scientific Corp.^#µ	13,859,401
107,005	Bristol-Myers Squibb Companyµ	6,654,641
26,965	Danaher Corp.	6,877,693
35,495	Dexcom, Inc.#	4,421,257
23,435	Elevance Health, Inc.µ	11,052,649
74,890	Eli Lilly & Company^	34,041,249
34,856	GE Healthcare, Inc.	2,718,768
150,220	Gilead Sciences, Inc.^	11,437,751
10,885	Humana, Inc.	4,972,595
251,335	Johnson & Johnson	42,106,153
17,140	Mallinckrodt, PLC^#	27,767
22,490	McKesson Corp.	9,049,976
204,155	Medtronic, PLC	17,916,643
219,485	Merck & Company, Inc.	23,408,075

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
314,685	Pfizer, Inc.	$11,347,541
20,295	Stryker Corp.µ	5,751,806
30,260	Thermo Fisher Scientific, Inc.~µ	16,602,452
72,460	UnitedHealth Group, Inc.^~µ	36,691,570
112,720	Zimmer Biomet Holdings, Inc.^µ	15,572,268

		311,987,271

	Industrials (5.8%)
777,890	CSX Corp.µ	25,919,295
104,568	General Electric Company^	11,945,848
104,790	Honeywell International, Inc.	20,342,883
79,505	JB Hunt Transport Services, Inc.	16,214,250
28,435	Northrop Grumman Corp.	12,653,575
59,495	Parker-Hannifin Corp.	24,393,545
272,540	RTX Corp.µ	23,964,442
152,510	Southwest Airlines Companyµ	5,209,741

		140,643,579

	Information Technology (27.3%)
56,335	Accenture, PLC - Class A	17,821,577
21,770	Adobe, Inc.^#	11,890,121
69,245	Advanced Micro Devices, Inc.^#	7,921,628
1,106,065	Apple, Inc.^~	217,286,469
79,440	Applied Materials, Inc.	12,042,310
54,444	Broadcom, Inc.	48,926,101
247,515	Cisco Systems, Inc.^µ	12,880,681
58,910	Fidelity National Information Services, Inc.^	3,556,986
10,330	Intuit, Inc.	5,285,861
16,960	Lam Research Corp.	12,185,590
95,780	Micron Technology, Inc.^	6,837,734
574,150	Microsoft Corp.^~	192,868,468
1,520,000	Nokia Oyj (ADR)^	5,988,800
161,290	NVIDIA Corp.	75,369,204
81,370	Oracle Corp.	9,539,005
59,985	Salesforce, Inc.#	13,497,225
21,845	ServiceNow, Inc.#	12,735,635

		666,633,395

	Materials (2.6%)
255,945	Freeport-McMoRan, Inc.	11,427,944
63,970	Linde, PLC	24,991,160
126,910	PPG Industries, Inc.	18,262,349
36,605	Vulcan Materials Companyµ	8,071,403

		62,752,856

	Real Estate (0.7%)
70,930	American Tower Corp.	13,498,688
119,195	Invitation Homes, Inc.	4,231,423
1,951	Necessity Retail REIT, Inc. 7.500%, 03/26/24	40,210

		17,770,321

	Special Purpose Acquisition Company (0.0%)
14,052	Intelsat Emergence, SA&#	323,196

	Utilities (0.8%)
176,574	DTE Energy Companyµ	20,182,408

	TOTAL COMMON STOCKS (Cost $1,490,839,339)	2,275,844,509

NUMBER OF SHARES		VALUE

WARRANTS (0.0%) #

	Energy (0.0%)
57,470	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	$6
51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
16,676	Tidewater, Inc. 11/14/42, Strike $0.01	1

	TOTAL WARRANTS (Cost $369,524)	12

EXCHANGE-TRADED FUND (0.0%)

	Other (0.0%)
5,525	iShares Preferred & Income Securities ETF^ (Cost $209,453)	172,490

PREFERRED STOCKS (0.3%)

	Communication Services (0.0%)
8,482	AT&T, Inc. 4.750%, 02/18/25	156,748
3,485	AT&T, Inc. 5.350%, 11/01/66	77,332
14,625	Qwest Corp. 6.500%, 09/01/56	211,770
5,000	Telephone and Data Systems, Inc. 6.000%, 09/30/26	69,600
8,175	United States Cellular Corp. 5.500%, 03/01/70	117,965
5,625	United States Cellular Corp. 5.500%, 06/01/70	81,000

		714,415

	Consumer Discretionary (0.1%)
2,835	Ford Motor Company 6.200%, 06/01/59	70,847
2,764	Ford Motor Company 6.500%, 08/15/62	66,585
8,177	Guitar Center, Inc.&	1,042,567
605	Qurate Retail, Inc.^ 8.000%, 03/15/31	21,659

		1,201,658

	Energy (0.1%)
12,420	Energy Transfer, LP‡ 7.625%, 08/30/23 3 mo. LIBOR + 4.74%	311,991
52,665	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. LIBOR + 5.64%	1,278,706
20,834	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. LIBOR + 6.77%	532,517
55,760	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. LIBOR + 6.73%	1,464,815

		3,588,029

See accompanying Notes to Schedule of Investments

14

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Financials (0.1%)
3,400	Affiliated Managers Group, Inc. 4.750%, 09/30/60	$62,900
6,000	Allstate Corp. 7.375%, 07/15/28	161,040
5,970	Annaly Capital Management, Inc.‡ 6.950%, 08/30/23 3 mo. LIBOR + 4.99%	151,877
1,350	Capital One Financial Corp. 4.800%, 06/01/25	25,204
10,725	CNO Financial Group, Inc. 5.125%, 11/25/60	174,281
1,732	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	32,492
1,201	First Citizens BancShares, Inc. 5.625%, 01/04/27	24,885
4,592	KeyCorp‡ 6.200%, 12/15/27 5 year CMT + 3.13%	98,682
2,125	Morgan Stanley 6.500%, 10/15/27	55,356
7,932	Prospect Capital Corp. 5.350%, 07/01/26	131,275
11,100	Reinsurance Group of America, Inc.‡ 7.125%, 10/15/52 5 year CMT + 3.46%	285,714
6,214	Selective Insurance Group, Inc. 4.600%, 12/15/25	108,621

		1,312,327

	Industrials (0.0%)
4,980	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	135,058

	Real Estate (0.0%)
8,773	Brookfield Property Partners, LP 5.750%, 03/31/25	118,655
5,000	Brookfield Property Partners, LP 6.375%, 09/30/24	73,100
3,625	Global Net Lease, Inc. 6.875%, 11/26/24	74,167
3,000	Spirit Realty Capital, Inc.µ 6.000%, 08/30/23	68,400

		334,322

	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	123,960
5,100	DTE Energy Company 5.250%, 12/01/77	122,094

		246,054

	TOTAL PREFERRED STOCKS (Cost $7,960,264)	7,531,863

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)

	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $874,585)	$860,286

RIGHTS (0.0%) #

	Communication Services (0.0%)
3	Intelsat Jackson Holdings, SA 12/05/25	—
3	Intelsat Jackson Holdings, SA 12/05/25	—

	TOTAL RIGHTS (Cost $—)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #

	Financials (0.0%)
920 6,975,440	PayPal Holdings, Inc. Call, 09/15/23, Strike $75.00	476,100

	Other (0.1%)
5,800 24,331,000	iShares MSCI EAFE ETF Call, 12/15/23, Strike $41.00	1,664,600
325 149,141,200	S&P 500 Index Put, 09/15/23, Strike $4,400.00	747,500

		2,412,100

	TOTAL PURCHASED OPTIONS (Cost $2,830,633)	2,888,200

TOTAL INVESTMENTS (140.5%) (Cost $2,689,907,112)		3,429,149,761

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.3%)		(323,500,000)

LIABILITIES, LESS OTHER ASSETS (-27.2%)		(664,836,991)

NET ASSETS (100.0%)		$2,440,812,770

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@	In default status and considered non-income producing.
&	Illiquid security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

15

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $13,209,007.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2023.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $250,214,629.

FOREIGN CURRENCY ABBREVIATION

EUR    European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

16

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$2,689,907,112

Gross unrealized appreciation	957,612,981
Gross unrealized depreciation	(218,370,332)

Net unrealized appreciation (depreciation)	$739,242,649

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $323,500,000, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/27	3.66%	4,000	$25	$100,000,000

					$323,500,000

On September 6, 2022, $80,500,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and F MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.